UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road

Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road

Havertown, PA 19083

(Name and address of agent for service)

215-882-9983

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2023

Date of reporting period: May 31, 2023

Item 1. Reports to Stockholders.

Sparkline Intangible Value ETF

Annual Report

May 31, 2023

SPARKLINE INTANGIBLE VALUE ETF

SPARKLINE INTANGIBLE VALUE ETF

LETTER TO SHAREHOLDERS

May 31, 2023

Dear Shareholder,

Thank you for your investment in the Sparkline Intangible Value ETF (“ITAN” or the “Fund”). The information presented in this letter relates to the operations of the Fund for its fiscal year ended May 31, 2023.

The Fund is an actively-managed exchange-traded fund (“ETF”) that invests in U.S.-listed equity securities that we believe are attractive relative to our proprietary measure of intangible-augmented fair value. This definition of fair value includes four pillars of intangible value: human capital, brand equity, intellectual property, and network effects. We believe that intangible assets are an important and growing component of modern corporate value yet are misvalued by investors relying on traditional financial metrics.

For the fiscal year, ITAN was up 2.01% at its market price and 1.85% at net asset value (NAV). Over the period, ITAN slightly underperformed the Solactive GBS United States 1000 NTR Index* (the “Index”), which was up 2.04%. However, this masks an important divergence. Over the past year, and in particular the last six months, almost all of the returns of the Index were driven by mega-cap tech stocks. Since the Index is market-cap weighted, the tech giants command a huge weight in the Index. While ITAN also held these names, thanks to their high intangible value scores, it was with a significantly lower weight due to its more diversified portfolio weighting scheme.

Fortunately, the Fund was able to mostly make up for this due to strong performance from the Intangible Value Factor. Over this period, stocks that our models viewed as attractive on intangible value outperformed. We believe that intangible assets will continue to comprise a dominant role in the modern economy and that ITAN’s valuation-driven lens can help investors navigate the current environment while still staying on the right side of change.

We appreciate your continued investment in the Fund.

Sincerely,

/s/ Kai Wu

Kai Wu

Chief Investment Officer

Sparkline Capital LP

This communication must be preceded or accompanied by a prospectus.

*	Solactive GBS United States 1000 NTR Index: The index intends to track the performance of the largest 1000 companies from the US stock market and is based on the Solactive Global Benchmark Series.

Investments involve risk and principal loss is possible. There can be no assurance that the fund will achieve its investment objective. The fund invests in equity securities, which may fall in value in adverse economic and market conditions. The fund expects to have exposure to the information technology, communications, healthcare, and consumer discretionary sectors, which face unique competitive, technological, demand, and regulatory risks. The fund may invest in mid- and small-cap companies, which may have limited liquidity and greater volatility. The fund is actively managed and its success will depend on the skills of the advisor and subadvisor, which has a limited operating history. The fund utilizes quantitative methods, machine learning and alternative data, which are subject to data quality, model, algorithm, regulatory, and technological risks. The fund employs a value investing strategy, which may fail if stocks do not reach the subadvisor’s assessment of fair value. Please see the prospectus for more details of these and other risks.

Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. ETF shares may only be redeemed at NAV by authorized participants in large creation units. There can be no guarantee that an active trading market for shares will exist. The trading of shares may incur brokerage commissions.

The Fund is distributed by Quasar Distributors, LLC.

Sparkline Intangible Value ETF

Growth of $10,000 (Unaudited)

Value as of May 31, 2023
Sparkline Intangible Value ETF - NAV $9,213
Sparkline Intangible Value ETF - MKT $9,228
Solactive GBS United States 1000 NTR Index $9,593
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
Jun-29-21
Aug-31-21
Nov-30-21
Feb-28-22
May-31-22
Aug-31-22
Nov-30-22
Feb-28-23
May-31-23
Sparkline Intangible Value ETF - NAV
Sparkline Intangible Value ETF - MKT
Solactive GBS United States 1000 NTR Index

	Average Annual Return*
		Since Inception
	1 Year	(June 29, 2021)
Sparkline Intangible Value ETF - NAV	1.85%	(4.17)%
Sparkline Intangible Value ETF - MKT	2.01%	(4.09)%
Solactive GBS United States 1000 NTR Index	2.04%	(2.13)%

See “Index Overview” section for a description of the Index.

*	This chart assumes an initial gross investment of $10,000 made on June 29, 2021. Returns shown include the dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

SPARKLINE INTANGIBLE VALUE ETF

Tabular Presentation of Schedule of Investments

As of May 31, 2023 (Unaudited)

Sector[1]	% Net Assets
Information Technology	36.9%[2]
Industrials	15.4%
Communication Services	14.1%
Health Care	12.1%
Consumer Discretionary	10.1%
Financials	8.1%
Real Estate	1.0%
Materials	0.9%
Consumer Staples	0.9%
Other[3]	0.5%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

2.	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.

3.	Cash, cash equivalents, short-term investments and other assets less liabilities.

SPARKLINE INTANGIBLE VALUE ETF

INDEX OVERVIEW

May 31, 2023 (Unaudited)

Solactive GBS United States 1000 NTR Index

The Solactive GBS United States 1000 Index intends to track the performance of the largest 1000 companies from the US stock market and is based on the Solactive Global Benchmark Series. Constituents are selected based on company market capitalization and weighted by free float market capitalization. The index is calculated as a net total return index in USD and is reconstituted quarterly.

Sparkline Intangible Value ETF
Schedule of Investments
May 31, 2023

Shares		Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 5.1%
1,321	Boeing Co. (a)	$271,730
720	General Dynamics Corp.	147,010
643	L3Harris Technologies, Inc.	113,117
484	Lockheed Martin Corp.	214,901
422	Northrop Grumman Corp.	183,777
2,352	Raytheon Technologies Corp.	216,713
		1,147,248
Air Freight & Logistics - 0.9%
896	FedEx Corp.	195,310

Apparel Retail - 0.1%
4,300	Gap, Inc.	34,486

Apparel, Accessories & Luxury Goods - 0.2%
2,890	Levi Strauss & Co. - Class A	38,235

Application Software - 7.2%
741	Adobe, Inc. (a)	309,582
832	Alteryx, Inc. - Class A (a)	32,398
656	Autodesk, Inc. (a)	130,800
1,214	DocuSign, Inc. (a)	68,470
3,694	Dropbox, Inc. - Class A (a)	85,036
655	New Relic, Inc. (a)	46,145
2,734	Nutanix, Inc. - Class A (a)	80,981
1,511	Open Text Corp. ADR (b)	62,888
1,950	Salesforce, Inc. (a)	435,591
1,208	Splunk, Inc. (a)	119,942
799	Workday, Inc. - Class A (a)	169,380
1,372	Zoom Video Communications, Inc. - Class A (a)	92,102
		1,633,315
Asset Management & Custody Banks - 0.2%
2,980	Invesco Ltd. ADR (b)	42,852

Automobile Manufacturers - 1.7%
15,973	Ford Motor Co.	191,676
5,648	General Motors Co.	183,052
		374,728
Automotive Parts & Equipment - 0.3%
1,543	BorgWarner, Inc.	68,401

Biotechnology - 2.0%
497	Biogen, Inc. (a)	147,316
931	Exact Sciences Corp. (a)	75,951
2,639	Exelixis, Inc. (a)	50,880
2,316	Gilead Sciences, Inc.	178,193
		452,340
Brewers - 0.2%
906	Molson Coors Beverage Co. - Class B	56,036

The accompanying notes are an integral part of these financial statements.

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
May 31, 2023

Shares		Value
Broadline Retail - 5.7%
8,158	Amazon.com, Inc. (a)	$983,692
2,991	eBay, Inc.	127,237
707	Etsy, Inc. (a)	57,302
1,408	Kohl’s Corp.	25,795
3,149	Macy’s, Inc.	42,795
2,777	Nordstrom, Inc. (c)	42,488
		1,279,309
Building Products - 0.5%
1,901	Johnson Controls International PLC ADR (b)	113,490

Cable & Satellite - 1.9%
433	Charter Communications, Inc. - Class A (a)	141,223
5,874	Comcast Corp. - Class A	231,142
7,304	DISH Network Corp. - Class A (a)	46,965
		419,330
Communications Equipment - 3.5%
1,529	Ciena Corp. (a)	71,465
8,140	Cisco Systems, Inc.	404,314
566	F5, Inc. (a)	83,530
2,919	Juniper Networks, Inc.	88,650
468	Motorola Solutions, Inc.	131,939
		779,898
Computer & Electronics Retail - 0.4%
1,191	Best Buy Co., Inc.	86,550

Construction & Engineering - 0.4%
1,089	AECOM	84,996

Construction Machinery & Heavy Transportation Equipment - 0.6%
652	Cummins, Inc.	133,275

Consumer Finance - 0.9%
1,876	Capital One Financial Corp.	195,498

Consumer Staples Merchandise Retail - 0.7%
1,235	Target Corp.	161,699

Data Processing & Outsourced Services - 0.2%
1,402	Genpact Ltd. ADR (b)	51,566

Diversified Banks - 4.0%
4,786	Bank of America Corp.	133,003
5,120	Citigroup, Inc.	226,918
1,443	JPMorgan Chase & Co.	195,830
8,628	Wells Fargo & Co.	343,481
		899,232
Diversified Chemicals - 0.2%
1,632	Huntsman Corp.	38,760

The accompanying notes are an integral part of these financial statements.

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
May 31, 2023

Shares		Value
Electrical Components & Equipment - 0.2%
2,445	Sunrun, Inc. (a)	$43,130

Electronic Components - 0.5%
3,834	Corning, Inc.	118,126

Electronic Equipment & Instruments - 1.2%
686	Keysight Technologies, Inc. (a)	110,995
1,357	Trimble, Inc. (a)	63,331
362	Zebra Technologies Corp. - Class A (a)	95,050
		269,376
Electronic Manufacturing Services - 0.7%
2,778	Flex Ltd. ADR (a)(b)	70,533
1,106	Jabil, Inc.	99,009
		169,542
Health Care Distributors - 0.5%
1,296	Cardinal Health, Inc.	106,661

Health Care Equipment - 2.0%
1,823	Baxter International, Inc.	74,233
574	Becton Dickinson & Co.	138,770
2,759	Medtronic PLC ADR (b)	228,335
		441,338
Health Care Services - 1.6%
2,246	CVS Health Corp.	152,795
715	DaVita, Inc. (a)	66,974
361	Laboratory Corp. of America Holdings	76,723
563	Quest Diagnostics, Inc.	74,682
		371,174
Health Care Technology - 0.2%
2,247	Teladoc Health, Inc. (a)	52,018

Homefurnishing Retail - 0.2%
1,064	Wayfair, Inc. - Class A (a)	42,900

Hotels, Resorts & Cruise Lines - 0.5%
1,101	Expedia Group, Inc. (a)	105,377

Household Appliances - 0.3%
452	Whirlpool Corp.	58,439

Housewares & Specialties - 0.1%
4,066	Newell Brands, Inc.	33,788

Human Resource & Employment Services - 0.2%
667	Robert Half International, Inc.	43,368

The accompanying notes are an integral part of these financial statements.

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
May 31, 2023

Shares		Value
Industrial Conglomerates - 2.6%
1,663	3M Co.	$155,175
2,130	General Electric Co.	216,259
1,168	Honeywell International, Inc.	223,789
		595,223
Industrial Machinery & Supplies & Components - 0.2%
742	Stanley Black & Decker, Inc.	55,628

Integrated Telecommunication Services - 2.5%
17,787	AT&T, Inc.	279,789
8,027	Verizon Communications, Inc.	286,002
		565,791
Interactive Media & Services - 8.4%
4,183	Alphabet, Inc. - Class A (a)	513,965
4,159	Alphabet, Inc. - Class C (a)	513,096
2,836	Meta Platforms, Inc. - Class A (a)	750,746
10,756	Snap, Inc. - Class A (a)	109,711
		1,887,518
Internet Services & Infrastructure - 1.3%
1,058	Akamai Technologies, Inc. (a)	97,463
994	Okta, Inc. (a)	90,355
1,614	Twilio, Inc. - Class A (a)	112,367
		300,185
IT Consulting & Other Services - 4.8%
1,222	Accenture PLC - Class A ADR (b)	373,834
734	Amdocs Ltd. ADR (b)	69,121
2,540	Cognizant Technology Solutions Corp. - Class A	158,725
2,607	DXC Technology Co. (a)	65,253
299	Gartner, Inc. (a)	102,515
2,346	International Business Machines Corp.	301,672
		1,071,120
Leisure Products - 0.7%
906	Hasbro, Inc.	53,771
3,370	Peloton Interactive, Inc. - Class A (a)	24,534
644	Polaris, Inc.	69,365
		147,670
Life & Health Insurance - 0.5%
1,341	Prudential Financial, Inc.	105,523

Life Sciences Tools & Services - 0.7%
581	IQVIA Holdings, Inc. (a)	114,405
1,294	Syneos Health, Inc. (a)	53,830
		168,235
Managed Health Care - 1.0%
1,558	Centene Corp. (a)	97,235
260	Humana, Inc.	130,486
		227,721

The accompanying notes are an integral part of these financial statements.

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
May 31, 2023

Shares		Value
Movies & Entertainment - 0.3%
1,014	Roku, Inc. (a)	$59,015

Passenger Airlines - 1.5%
1,064	Alaska Air Group, Inc. (a)	47,805
5,662	American Airlines Group, Inc. (a)	83,684
2,845	Delta Air Lines, Inc. (a)	103,359
2,064	United Airlines Holdings, Inc. (a)	97,968
		332,816
Passenger Ground Transportation - 0.8%
4,980	Lyft, Inc. - Class A (a)	44,920
3,715	Uber Technologies, Inc. (a)	140,910
		185,830
Pharmaceuticals - 4.1%
3,121	Bristol-Myers Squibb Co.	201,117
457	Jazz Pharmaceuticals PLC ADR (a)(b)	58,569
2,527	Merck & Co., Inc.	279,006
8,062	Pfizer, Inc.	306,517
9,034	Viatris, Inc.	82,661
		927,870
Property & Casualty Insurance - 0.5%
1,031	Allstate Corp.	111,812

Real Estate Services - 1.0%
1,143	CBRE Group, Inc. - Class A (a)	85,634
463	Jones Lang LaSalle, Inc. (a)	64,977
1,512	Zillow Group, Inc. - Class C (a)	68,962
		219,573
Regional Banks - 0.5%
3,985	Truist Financial Corp.	121,423

Research & Consulting Services - 2.2%
1,041	Booz Allen Hamilton Holding Corp.	104,704
241	CACI International, Inc. - Class A (a)	72,112
862	Jacobs Solutions, Inc.	94,475
952	KBR, Inc.	56,187
1,216	Leidos Holdings, Inc.	94,921
928	TransUnion	66,797
		489,196
Semiconductors - 6.5%
2,434	Advanced Micro Devices, Inc. (a)	287,723
10,498	Intel Corp.	330,057
3,689	Micron Technology, Inc.	251,590
1,011	NXP Semiconductors N.V. ADR (b)	181,070
657	Qorvo, Inc. (a)	63,900
2,692	Qualcomm, Inc.	305,300
328	Silicon Laboratories, Inc. (a)	46,140
		1,465,780

The accompanying notes are an integral part of these financial statements.

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
May 31, 2023

Shares		Value
Specialty Chemicals - 0.7%
1,511	DuPont de Nemours, Inc.	$101,524
750	Eastman Chemical Co.	57,817
		159,341
Systems Software - 7.3%
3,777	Gen Digital, Inc.	66,249
1,348	Microsoft Corp.	442,670
4,617	Oracle Corp.	489,125
1,009	Palo Alto Networks, Inc. (a)	215,310
380	ServiceNow, Inc. (a)	207,016
1,608	VMware, Inc. - Class A (a)	219,154
		1,639,524
Technology Distributors - 0.2%
424	Arrow Electronics, Inc. (a)	53,695

Technology Hardware, Storage & Peripherals - 3.5%
3,449	Dell Technologies, Inc. - Class C	154,550
7,984	Hewlett Packard Enterprise Co.	115,129
4,975	HP, Inc.	144,573
1,645	NetApp, Inc.	109,146
3,089	Pure Storage, Inc. - Class A (a)	88,932
1,246	Seagate Technology Holdings PLC ADR (b)	74,885
2,728	Western Digital Corp. (a)	105,655
		792,870
Transaction & Payment Processing Services - 1.6%
2,304	Block, Inc. (a)	139,139
2,720	PayPal Holdings, Inc. (a)	168,613
4,092	Western Union Co.	46,608
		354,360
Wireless Telecommunication Services - 1.0%
1,655	T-Mobile U.S., Inc. (a)	227,149

	TOTAL COMMON STOCKS (Cost $21,935,502)	22,406,659

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.0% (d)
9,916	First American Government Obligations Fund - Class X, 4.97% (e)	9,916
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,916)	9,916

MONEY MARKET FUNDS - 0.3%
59,572	First American Government Obligations Fund - Class X, 4.97% (e)	59,572
	TOTAL MONEY MARKET FUNDS (Cost $59,572)	59,572

	TOTAL INVESTMENTS (Cost $22,004,990) - 99.8%	22,476,147
	Other Assets in Excess of Liabilities - 0.2%	35,511
	TOTAL NET ASSETS - 100.0%	$22,511,658

The accompanying notes are an integral part of these financial statements.

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
May 31, 2023

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	This security or a portion of this security was out on loan as of May 31, 2023. Total loaned securities had a market value of $9,058 as of May 31, 2023.

(d)	Represents less than 0.05% of net assets.

(e)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

SPARKLINE INTANGIBLE VALUE ETF

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2023

Sparkline Intangible Value ETF
Assets:
Investments in securities, at value (Note 2)(1)	$22,476,147
Receivable for fund shares sold	454,780
Dividends and interest receivable	36,704
Securities lending income receivable (Note 5)	20
Total assets	22,967,651
Liabilities:
Payable for investment securities purchased	437,244
Due to securities lending agent (Note 5)	9,916
Accrued investment advisory fees	8,833
Total liabilities	455,993
Net Assets	$22,511,658

Net Assets Consist of:
Paid-in capital	22,536,020
Total distributable earnings (accumulated deficit)	(24,362)
Net Assets:	$22,511,658

Calculation of Net Asset Value Per Share:
Net Assets	$22,511,658
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	990,000
Net Asset Value per Share	$22.74

Cost of Investments in Securities	$22,004,990

(1)	Includes loaned securities with a value of $9,058

The accompanying notes are an integral part of these financial statements.

SPARKLINE INTANGIBLE VALUE ETF

STATEMENT OF OPERATIONS

For the Year Ended May 31, 2023

Sparkline Intangible Value ETF
Investment Income:
Dividend income (Net of foreign tax of $197)	$172,452
Interest income	1,668
Securities lending income (Note 5)	1,333
Total investment income	175,453

Expenses:
Investment advisory fees (Note 4)	49,157
Net expenses	49,157

Net Investment Income	126,296

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on:
Investments	(36,544)
(36,544)
Net change in unrealized appreciation on:
Investments	1,015,849
1,015,849
Net realized and unrealized gain on investments:	979,305
Net Increase in Net Assets Resulting from Operations	$1,105,601

The accompanying notes are an integral part of these financial statements.

SPARKLINE INTANGIBLE VALUE ETF

STATEMENT OF CHANGES IN NET ASSETS

	Sparkline Intangible Value ETF
	For the Year Ended May 31, 2023	For the Period Ended May 31, 2022(1)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$126,296	$22,636
Net realized gain (loss) on investments	(36,544)	3,133
Net change in unrealized appreciation (depreciation) on investments	1,015,849	(544,692)
Net increase (decrease) in net assets resulting from operations	1,105,601	(518,923)

Distributions to Shareholders:
Distributable earnings	(92,348)	(8,097)
Total distributions to shareholders	(92,348)	(8,097)

Capital Share Transactions:
Proceeds from shares sold	20,994,013	5,592,204
Payments for shares redeemed	(3,772,576)	(788,216)
Net increase in net assets derived from net change in capital share transactions	17,221,437	4,803,988
Net Increase in Net Assets	18,234,690	4,276,968

Net Assets:
Beginning of year	4,276,968	-
End of year	$22,511,658	$4,276,968

Changes in Shares Outstanding:
Shares outstanding, beginning of year	190,000	-
Shares sold	970,000	220,000
Shares repurchased	(170,000)	(30,000)
Shares outstanding, end of year	990,000	190,000

(1)	The Fund commenced operations on June 29, 2021.

The accompanying notes are an integral part of these financial statements.

SPARKLINE INTANGIBLE VALUE ETF

FINANCIAL HIGHLIGHTS

For the Year Ended May 31, 2023

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)	Net Investment Income(3)	Portfolio Turnover Rate(5)(7)
Sparkline Intangible Value ETF
Year Ended May 31, 2023	$22.51	0.28	0.12	0.40	(0.17)	(0.17)	$22.74	1.85%	$22,512	0.50%	1.28%	56%
June 29, 2021(6) to May 31, 2022	$25.00	0.21	(2.58)	(2.37)	(0.12)	(0.12)	$22.51	(9.55)%	$4,277	0.50%	0.93%	49%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6)	Commencement of operations.
(7)	Excludes the impact of in-kind transactions.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS
MAY 31, 2023

NOTE 1 – ORGANIZATION

Sparkline Intangible Value ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on June 29, 2021. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital appreciation.

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in U.S.-listed equity securities that Sparkline Capital LP (the “Sub-Adviser”) believes are attractive relative to its proprietary measure of “intangible-augmented intrinsic value.”

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2023

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of May 31, 2023, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2023

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of May 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Sparkline Intangible Value ETF
Assets*
Common Stocks	$22,406,659	$-	$-	$22,406,659
Investments Purchased with Proceeds from Securities Lending	9,916	-	-	9,916
Money Market Funds	59,572	-	-	59,572
Total Investments in Securities	$22,476,147	$-	$-	$22,476,147

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal year ended May 31, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.	Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal year ended May 31, 2023, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal year ended May 31, 2023, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal year ended May 31, 2023, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2023

“Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

D.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal year ended May 31, 2023 the following table shows the reclassifications made:

	Distributable Earnings	Paid in Capital
Sparkline Intangible Value ETF	$(451,020)	$451,020

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2023

NOTE 3 – RISKS

Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

Quantitative Security Selection Risk. Data for some companies may be less available and/or less current than data for companies in other markets. The Sub-Adviser uses quantity models, and its processes could be adversely affected if erroneous or outdated data is utilized. In addition, securities selected using a quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends.

Machine Learning Risk. The Fund relies heavily on a proprietary “machine learning” selection process as well as data and information supplied by third parties that are utilized in that process. To the extent the machine learning process does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented and the Fund may lose value. If the input data is incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the data been correct and complete.

Alternative Data Risk. The Sub-Adviser employs so-called “alternative data,” which generally refers to data that is not the traditional exchange or accounting data that has been widely used by the mainstream investment industry. Risks associated with alternative data include the possibility of new legal and regulatory frameworks targeting the collection and use of the data or technological changes that may make the data less useful or available. There is also the possibility that the organizations providing alternative data may cease operations, change business models, or suffer temporary outages due to technical issues. Insider trading and “fair practice” laws are generally untested in this area. Investment decisions based on alternative data may be flawed for various reasons, such as incomplete, “dirty” or misunderstood data, or problems with the technology used to collect and analyze it.

Consumer Discretionary Sector Risk. The Fund will have exposure to companies operating in the consumer discretionary sector. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2023

Communications Sector Risk. The Fund will have exposure to companies operating in the communications sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other fierce competitive pressures, including pricing competition. They may also be adversely affected by research and development costs, substantial capital requirements, and increased governmental regulation. Additionally, fluctuating demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability. While all companies may be susceptible to network security breaches, some companies in the communications sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Healthcare Sector Risk. The Fund will have exposure to companies operating in the healthcare sector. Companies in the healthcare sector, including drug related companies, may be heavily dependent on clinical trials with uncertain outcomes and decisions made by the governments and regulatory authorities. Further, these companies are dependent on patent protection, and the expiration of patents may adversely affect the profitability of the companies. Additionally, the profitability of some healthcare and life sciences companies may be dependent on a relatively limited number of products, and their products can become obsolete due to sector innovation, changes in technologies or other market developments.

Technology Sector Risk. The Fund will have exposure to companies operating in the technology sector. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Sparkline Capital LP (the “Sub-Adviser”) serves as a non-discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2023

At a Board meeting held on June 9, 2023, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, reapproved the Advisory and Sub-Advisory Agreements. Per the Advisory Agreement, the Fund pays an annual rate of 0.50% to the Adviser monthly based on average daily net assets. A description of the Board’s consideration is included in the semi-annual report dated November 30, 2022.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33⅓% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal year, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal year, the value of the securities on loan and payable for collateral due to broker for the Fund were as follows:

	Value of Securities on Loan	Payable for Collateral Received*
Sparkline Intangible Value ETF	$9,058	$9,916

*	The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Fund’s Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the current fiscal year, was as follows:

Sparkline Intangible Value ETF	$1,333

The Fund is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2023

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the fiscal year ended May 31, 2023, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Sparkline Intangible Value ETF	$9,656,380	$5,727,475

For the fiscal year ended May 31, 2023, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Sparkline Intangible Value ETF	$16,914,504	$3,672,299

For the fiscal year ended May 31, 2023, short-term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
Sparkline Intangible Value ETF	$505,834	$(54,814)

There were no purchases or sales of U.S. Government securities during the fiscal year.

NOTE 7 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at May 31, 2023 were as follows:

Sparkline Intangible Value ETF
Tax cost of Investments	$22,402,852
Gross tax unrealized appreciation	1,752,357
Gross tax unrealized depreciation	(1,679,062)
Net tax unrealized appreciation (depreciation)	$73,295
Undistributed ordinary income	48,487
Undistributed long-term gain	-
Total distributable earnings	48,487
Other accumulated gain (loss)	(146,144)
Total accumulated gain (loss)	$(24,362)

Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal year ended May 31, 2023, the Fund did not defer any qualified late year losses.

At May 31, 2023, the Fund had the following capital loss carryforwards:

	Unlimited Short-Term	Unlimited Long-Term
Sparkline Intangible Value ETF	$(143,551)	$(2,593)

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2023

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal year ended May 31, 2023 and fiscal period ended May 31, 2022, were as follows:

	Fiscal Year Ended May 31, 2023	Fiscal Period Ended May 31, 2022
	Ordinary Income	Ordinary Income
Sparkline Intangible Value ETF	$92,348	$8,097

NOTE 9 – CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On June 9, 2023, the Board of Trustees (“Board”) of the EA Series Trust (the “Trust”), including a majority of the Independent Trustees, upon the recommendation and approval of the Audit Committee of the Board, appointed Tait Weller, LLP (“Tait”) to serve as the Fund’s independent registered public accounting firm for the Fund for the fiscal year ended May 31, 2023. Tait was approved as the auditor for all funds in the Trust. Tait replaces Spicer Jefferies, LLP (“Spicer”) in this role. Spicer did not resign and did not decline to stand for re-election.

The audit reports of Spicer on the financial statements of the Fund for the most recent fiscal period ended May 31, 2022 did not contain an adverse opinion or disclaimer of opinion, nor was the report qualified or modified as to uncertainty, audit scope, or accounting principles.

During the most recent fiscal period ended May 31, 2022, and the subsequent interim period through June 9, 2023, during which Spicer served as the Fund’s independent registered public accounting firm, there were no disagreements (as defined in Item 304(a)(1)(iv) of Regulation S-K and related instructions) with Spicer on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Spicer, would have caused it to make a reference in connection with its opinion to the subject matter of the disagreement.

During the most recent fiscal period ended May 31, 2022, and the subsequent interim period through June 9, 2023, neither the Fund, nor anyone on their behalf, consulted with Tait with respect to: (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might have been rendered on the Fund’s financial statements, and no written report or oral advice was provided that Tait concluded was an important factor considered by the Fund in reaching a decision as to any accounting, auditing or financial reporting issue; or (ii) any matter that was either the subject of a “disagreement” (as defined in Item 304(a)(1)(iv) of Regulation S-K and related instructions) or a “reportable event” (as defined in Item 304(a)(1)(v) of Regulation S-K).

Spicer has furnished the Trust with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter, dated June 29, 2023 is attached as an exhibit.

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2023

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to May 31, 2023, that materially impacted the amounts or disclosures in the Fund’s financial statements, except as noted below.

Effective July 13th, 2023, Wesley Gray, Ph.d., and John Vogel, Ph.d., resigned as Principal Executive Officer and Principal Financial Officer of the Trust, respectively. Patrick Cleary and Sean Hegarty, CPA., were named their replacements as Principal Executive Officer and Principal Financial Officer of the Trust. Dr. Gray continues to serve the Trust as a Trustee and Chairman of the Board of Trustees.

SPARKLINE INTANGIBLE VALUE ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of

Sparkline Intangible Value ETF and

The Board of Trustees of

EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Sparkline Intangible Value ETF (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of May 31, 2023, the related statement of operations, the statement of changes in net assets and the financial highlights for the year ended May 31, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, and the results of its operations, the changes in its net assets and the financial highlights for the year ended May 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

The statement of changes in net assets and financial highlights for the period from June 29, 2021 (commencement of operations) to May 31, 2022 have been audited by other auditors, whose report dated July 29, 2022 expressed an unqualified opinion on such financial statement and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2023.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodian and brokers or through other appropriate auditing procedures when replies from brokers were unable to be obtained. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

July 28, 2023

SPARKLINE INTANGIBLE VALUE ETF

EXPENSE EXAMPLE
MAY 31, 2023 (UNAUDITED)

As a shareholder of Sparkline Intangible Value ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period (December 1, 2022 to May 31, 2023).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period December 1, 2022 to May 31, 2023” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value December 1, 2022	Ending Account Value May 31, 2023	Expenses Paid During Period December 1, 2022 to May 31, 2023
Sparkline Intangible Value ETF[1]
Actual	0.50%	$1,000.00	$1,055.50	$2.56
Hypothetical (5% annual return before expenses)	0.50%	1,000.00	1,022.44	2.52

1.	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365, to reflect the one-half year period.

SPARKLINE INTANGIBLE VALUE ETF

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Trust’s Board of Trustees has designated the Chief Operating Officer of Empowered Funds LLC (the “Adviser) as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the June 9, 2023, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended March 31, 2023. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Fund to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating, and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Fund’s ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

SPARKLINE INTANGIBLE VALUE ETF

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended May 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Sparkline Intangible Value ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2023 was as follows:

Sparkline Intangible Value ETF	100.00%

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for the Fund was 0.00% (unaudited).

SPARKLINE INTANGIBLE VALUE ETF

MANAGEMENT OF THE FUND

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated and independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present).	36	None
Michael S. Pagano, Ph.D., CFA Born: 1962	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 – present); Co-Editor of the Financial Review (2023 – present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 – present).	36	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present).	36	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and President	Since 2014	Founder and Executive Managing Member, EA Advisers (2013 – present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a Alpha Architect (2010 – present).	36	None

*	Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

SPARKLINE INTANGIBLE VALUE ETF

MANAGEMENT OF THE FUND (Continued)

Officers

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Patrick R. Cleary Born: 1982	President and Chief Executive Officer; Secretary	Since 2023; Since 2015	Chief Operating Officer (2014 – 2022) and Managing Member (2014 – present), Alpha Architect, LLC; Chief Executive Officer of EA Advisers (2021 – present).
Sean Hegarty Born: 1993	Treasurer and Chief Financial Officer; Assistant Treasurer	Since 2023; 2022 – 2023	Chief Operating Officer, EA Advisers (2022 – present); Assistant Vice President – Fund Administration, U.S. Bank Global Fund Services (2018 – 2022); Staff Accountant, Cohen & Company (2015 – 2018).
Jessica D. Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, Alpha Architect (2021 – Present), Chief Compliance Officer, Snow Capital (2015 – 2021).
Brian P. Massaro Born: 1997	Assistant Treasurer	Since 2023	Chief Data Officer, EA Advisers (2023 – present); Assistant Operating Officer, EA Advisers (2022 – 2023); Mutual Funds Administrator, U.S. Bank Global Fund Services (2019 – 2022).

SPARKLINE INTANGIBLE VALUE ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at https://etf.sparklinecapital.com/itan/.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://etf.sparklinecapital.com/itan/.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of the Fund trades on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://etf.sparklinecapital.com/itan/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser

Empowered Funds, LLC d/b/a EA Advisers
19 East Eagle Road

Havertown, Pennsylvania 19083

Sub-Adviser

Sparkline Capital LP

11 Hoyt Street, 23G

Brooklyn, New York 11201

Distributor

Quasar Distributors, LLC

111 East Kilbourn Avenue, Suite 2200

Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent

U.S. Bank National Association
Custody Operations

1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bank Global Fund Services, LLC
615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Legal Counsel

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Sparkline Intangible Value ETF

Symbol – ITAN

CUSIP – 02072L771

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Sparkline Intangible Value ETF

	FYE 5/31/2023	FYE 5/31/2022
Audit Fees	$8,750	$8,750
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	$2,250
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Sparkline Intangible Value ETF

	FYE 5/31/2023	FYE 5/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Sparkline Intangible Value ETF

Non-Audit Related Fees	FYE 5/31/2023	FYE 5/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer

Date:	August 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Patrick Cleary
Patrick Cleary, President, Chief Executive Officer

Date:	August 4, 2023

By (Signature and Title)	/s/ Sean Hegarty
Sean Hegarty, Chief Financial Officer and Treasurer

Date:	August 4, 2023